CONTRACT ASSETS AND CONTRACT LIABILITIES	12 Months Ended
Jun. 30, 2025
CONTRACT ASSETS AND CONTRACT LIABILITIES
CONTRACT ASSETS AND CONTRACT LIABILITIES

4.CONTRACT ASSETS AND CONTRACT LIABILITIES

As of June 30, 2025, 2024, and 2023, the contract assets balance was ¥141,418 thousand, ¥236,499 thousand, and ¥436,021 thousand, as restated, respectively.

Significant changes in the contract assets balances during the fiscal years ended June 30, 2025 and 2024 were as follows:

	June 30,
	2025	2024
Beginning Balance	¥236,499	¥436,021
Reclassification of the beginning contract assets to receivables, as the result of rights to consideration becoming unconditional	(236,499)	(436,021)
Contract assets recognized, net of reclassification to receivables	141,418	236,499
Net change in contract assets	(95,081)	(199,522)
Ending Balance	141,418	236,499

As of June 30, 2025, 2024, and 2023 the contract liabilities balance was ¥337,483 thousand, ¥130,259 thousand, and ¥260,530 thousand, as restated, respectively.

Significant changes in the contract liabilities balances during the fiscal years ended June 30, 2025 and 2024 were as follows:

	June 30,
	2025	2024
Beginning Balance	¥130,259	¥260,530
Reclassification of the beginning contract liabilities to revenue, as the result of performance obligations satisfied	(119,255)	(257,990)
Cash received in advance and not recognized as revenue	326,479	127,719
Net change in contract liabilities	207,224	(130,271)
Ending Balance	337,483	130,259